Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Dividends (in dollars per share)	$ 0.11	$ 0.10
Deferred income taxes	$ 68,368	$ 58,334	$ 75,854
Restatement Adjustment | ASC 606
Deferred income taxes			$ 1,555	$ 1,555